Collateralized transactions - Assets Subject to Lien (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2015	Mar. 31, 2015
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	¥ 2,100,088	¥ 2,105,260
Loans and receivables [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	34	1,220
Trading assets [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	1,897,189	1,833,959
Office buildings, land, equipment and facilities [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	5,397	5,362
Non-trading debt securities [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	197,434	264,685
Other [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	¥ 34	¥ 34